Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Held-to-maturity securities, Fair Value	$ 43,723	$ 42,435
Securities, pledged as collateral	689	755
Mortgage loans, carried at fair value	$ 3,534	$ 4,822
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	470,080,231	428,813,585
Time deposits greater than 250,000	$ 6,800	$ 3,000
Available-for-Sale Securities [Member]
Securities, pledged as collateral	689	755
Trading Securities [Member]
Securities, pledged as collateral	$ 238	$ 314